INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Jun. 30, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Impairment loss			$ (4.9)
Number of vessels sold | vessel		0
ADS Maritime Holding
Debt Securities, Available-for-sale [Line Items]
Proceeds from dividends received	$ 8.8
Number of vessels sold | vessel	2
Corporate Bond Securities Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			12.00%
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			7.50%
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			12.00%
Purchase of corporate bonds			$ 1.3
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			7.50%
Impairment loss		$ (0.8)
ADS Maritime Holding | Equity Securities
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale of equity securities	$ 0.8
Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI, Realized Gain (Loss)	$ 0.7
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Investment owned, balance (in shares) | shares			1,400,000
Number of shares repurchased in forward contract (in shares) | shares		1,400,000		3,400,000
Principal debt amount		$ 15.6	$ 15.6		$ 36.8
Sale of stock (in shares) | shares			2,000,000
Proceeds from sale and maturity of equity securities			$ 21.1
Debt and equity securities, realized gain			2.3
Forward contract to repurchase shares			$ 16.2
Common stock - Frontline Ltd | Frontline Forward Contract
Debt Securities, Available-for-sale [Line Items]
Investment owned, balance (in shares) | shares		1,400,000
Forward contract to repurchase shares		$ 16.3